Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ (18,671,528)	$ (83,084,079)	$ (7,219,611)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	895,935	1,054,088	924,112
Amortization of operating lease right of use assets	294,778	289,678	554,618
Impairment loss on goodwill	1,415,341	10,636,358
Expected credit loss expenses	19,409,914	5,467,941	9,080,967
Deferred income tax expense (benefit)	(4,168,386)	(1,413,789)	138,336
Investment income on short-term investments		(76,768)	(145,976)
Share-based compensation	454,380	16,693,135	1,480,087
Gain on disposal of a subsidiary	(4,970)		(402,044)
Bargain purchase gain			(2,626,224)
Impairment loss from long term investment		24,005,161
Amortization of Convertible notes issuance costs	542,105
Changes in operating assets and liabilities:
Accounts receivable	(1,981,549)	7,682,935	(13,712,344)
Accounts receivable - related parties		628,274	(541,392)
Notes receivable	180,232	106,147	(184,984)
Prepayments	30,875	2,387,941	(3,402,031)
Prepayments - related parties		(64,908)	289,748
Inventories	(7,796,442)	851,902	(3,528,555)
Deferred contract costs			9,259,013
Prepaid expenses and other current assets, net	(2,270,170)	(576,297)	(186,737)
Other non-current assets	(127,476)	21,036,847	16,170
Accounts and notes payable	(527,799)	(13,107,548)	1,083,840
Accounts payable - related parties			70,989
Contract liabilities	6,981,311	870,667	2,346,272
Contract liabilities - related parties		(70,834)	(13,664)
Income tax payable	(82,616)	1,300,178	58,856
Deferred revenue	399,431	522,156	(571,837)
Operating lease liabilities	8,124	34,825	(606,503)
Due to related parties		57,667	(1,114)
Accrued expenses and other liabilities	(3,060,193)	(1,733,392)	(2,752,748)
Net cash used in operating activities of continuing operations	(8,078,703)	(6,501,715)	(10,592,756)
Cash flows from investing activities
Acquisition of property and equipment	(19,370)	(1,383)	(63,457)
Capitalization of software development cost			(524,563)
Purchases of short-term investments		(7,280,539)	(20,683,188)
Redemption of short-term investments		12,966,608	22,611,227
Cash paid for business combinations, net of cash acquired		(70,011)	(513,755)
Proceeds from disposal of a subsidiary, net of cash disposed of			212,641
Net cash provided by (used in) investing activities of continuing operations	(19,370)	5,614,675	1,038,905
Cash flows from financing activities:
Payment of deferred offering costs			(478,480)
Contribution from the non-controlling shareholders			27,581
Acquisition of non-controlling interest			(248,231)
Proceeds from issuance of convertible note	6,580,000
(Repayment of) proceeds from issuance of convertible note		(10,000,000)	10,000,000
Loans from related parties		30,000,000	15,000,000
Repayment of loans to related parties		(30,000,000)	(27,879,063)
Proceeds from short-term borrowings	6,281,758	11,283,576	5,530,043
Repayment of short-term borrowings	(5,165,001)	(5,517,944)	(2,923,614)
Net cash (used in) provided by financing activities of continuing operations	7,696,757	(4,234,368)	(971,764)
Effect of exchange rate changes on cash, cash equivalents and restricted cash of continuing operations	141,241	1,342,723	(1,596,656)
Net decrease in cash, cash equivalents and restricted cash of continuing operations	(260,075)	(3,778,685)	(12,122,271)
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations	9,078,491	12,857,176	24,979,447
Cash, cash equivalents and restricted cash at end of the year of continuing operations	8,818,416	9,078,491	12,857,176
Supplemental of cash flow information
Cash paid for interest expense	248,122	839,083	93,299
Cash paid for income tax	20,374	89,114	36,969
Non-cash investing and financing activities
Operating lease right of use assets obtained in exchange for operating lease liabilities		656,562	32,958
Remeasurement of operating lease liabilities and right of use assets due to lease modification			51,198
Accretion of convertible redeemable preferred shares			2,001,777
Issuance of shares in exchange for acquisition of non-controlling equity interest in a controlling subsidiary			1,019,772
Conversion of convertible redeemable preferred shares			69,253,178
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.			27,106,447
Shares allotment in connection with the reverse acquisition			12,676,378
Ordinary shares issued as part of consideration for business combination			13,877,605
Receivable arising from disposal of a subsidiary			30,000,000
Payable arising from acquisition of non-controlling equity interest in a controlling subsidiary			234,441
Payable arising from business combinations			413,088
Cash and cash equivalents	8,682,809	8,703,667	11,234,585
Restricted cash	135,607	374,824	1,622,591
Total cash, cash equivalents and restricted cash at end of the year	$ 8,818,416	$ 9,078,491	$ 12,857,176